Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2010	Nov. 30, 2013	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Feb. 13, 2015 $ / shares	Feb. 10, 2014 shares	Feb. 04, 2014 $ / shares	Jul. 31, 2013 $ / shares	Jul. 30, 2013 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Reverse stock split of common shares, ratio	0.25	0.0714
Reverse stock split, description														In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2013.
Number of suppliers														one supplier
Allowance for doubtful accounts				$ 0				$ 0						$ 0	$ 0
Depreciation expense														251,000	267,000
Preferred warrants outstanding after cancellation of warrants due to early termination clauses | shares																	1,587
Research and development expenses			$ 677,729	1,070,278	$ 1,310,905	$ 1,107,678	$ 1,008,929	710,845	$ 975,104	$ 690,582	$ 710,206	$ 2,073,391	$ 3,427,513	4,497,790	3,086,737
Accrual for interest or penalties for income taxes				$ 0				$ 0						0	0
Interest or penalties expense on income taxes														$ 0	$ 0
Customer Concentration Risk [Member] | Sales Revenue [Member] | Clarient Diagnostic Services, Inc. [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														6.00%	10.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Dana Farber Partners Cancer Care, Inc. [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														32.00%	77.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | MD Anderson Cancer Center [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														2.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Massachusetts [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														32.00%	77.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | California [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														15.00%	22.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Texas [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														34.00%	1.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Dana Farber Partners Cancer Care, Inc. [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														72.00%	100.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | MD Anderson Cancer Center [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage														28.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets														3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets														5 years